JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 58.0%
Fixed Income — 16.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	34,476	273,053
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,785	32,775
JPMorgan High Yield Fund Class R6 Shares (a)	8,946	61,724

Total Fixed Income		367,552

International Equity — 8.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	10,456	183,507

U.S. Equity — 33.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	10,911	742,150

TOTAL INVESTMENT COMPANIES (Cost $1,094,524)		1,293,209

EXCHANGE-TRADED FUNDS — 35.7%
Alternative Assets — 3.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	724	77,050

Fixed Income — 4.7%
JPMorgan High Yield Research Enhanced ETF (a)	312	15,282
JPMorgan U.S. Aggregate Bond ETF (a)	1,790	90,410

Total Fixed Income		105,692

International Equity — 19.5%
JPMorgan BetaBuilders International Equity ETF (a)	7,839	435,459

U.S. Equity — 8.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,175	100,528
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,284	78,269

Total U.S. Equity		178,797

TOTAL EXCHANGE-TRADED FUNDS (Cost $714,177)		796,998

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds
1.13%, 5/15/2040	696	548
1.13%, 8/15/2040	1,531	1,200
1.38%, 11/15/2040	1,482	1,212
1.88%, 2/15/2041	907	808
2.25%, 5/15/2041	61	58
3.13%, 2/15/2043	680	732
2.25%, 8/15/2046	195	182
1.25%, 5/15/2050	93	69
1.38%, 8/15/2050	2,454	1,888
1.63%, 11/15/2050	2,174	1,781
1.88%, 2/15/2051	191	167
1.88%, 11/15/2051	360	316
2.25%, 2/15/2052	230	221
U.S. Treasury Notes
0.13%, 1/31/2023 (b)	9,141	9,033
0.13%, 1/15/2024	346	333
0.13%, 2/15/2024	2,390	2,295
0.50%, 2/28/2026	1,453	1,343
0.63%, 12/31/2027	644	581
1.50%, 2/15/2030	1,094	1,026
0.88%, 11/15/2030	716	634
1.13%, 2/15/2031	1,375	1,242
1.63%, 5/15/2031	160	151
1.38%, 11/15/2031	19	17
1.88%, 2/15/2032	1,080	1,037
U.S. Treasury STRIPS Bonds
1.16%, 5/15/2027 (c)	525	462

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,923)		27,336

CORPORATE BONDS — 1.1%
Aerospace & Defense — 0.0% (d)
Boeing Co. (The)
2.70%, 2/1/2027	594	570
Northrop Grumman Corp.
5.15%, 5/1/2040	37	43
3.85%, 4/15/2045	40	40
Raytheon Technologies Corp.
2.25%, 7/1/2030	80	74
2.82%, 9/1/2051	70	59

		786

Airlines — 0.0% (d)
American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034	147	133

Automobiles — 0.0% (d)
Hyundai Capital America
3.00%, 2/10/2027 (e)	200	191
2.38%, 10/15/2027 (e)	198	181

		372

Banks — 0.3%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (e) (f)	200	183
AIB Group plc (Ireland)
4.75%, 10/12/2023 (e)	400	407
Banco Santander SA (Spain)
2.75%, 12/3/2030	200	176

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bank of America Corp.
4.00%, 1/22/2025	258	263
(SOFR + 1.01%), 1.20%, 10/24/2026 (f)	106	98
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (f)	278	279
(SOFR + 1.93%), 2.68%, 6/19/2041 (f)	224	189
Barclays plc (United Kingdom)
3.65%, 3/16/2025	400	401
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (e) (f)	200	179
Citigroup, Inc.
3.88%, 3/26/2025	290	294
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (f)	100	99
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (f)	88	88
Credit Agricole SA (France)
4.38%, 3/17/2025 (e)	200	202
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (f)	200	183
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	400	362
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (f)	200	183
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	184	186
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (f)	200	205
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 1.22%), 2.47%, 1/11/2028 (f)	200	186
Societe Generale SA (France)
4.25%, 4/14/2025 (e)	400	398
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (e) (f)	250	248
Wells Fargo & Co.
4.30%, 7/22/2027	344	357
(SOFR + 2.53%), 3.07%, 4/30/2041 (f)	18	16
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	44	37
3.13%, 11/18/2041	45	39

		5,258

Beverages — 0.0% (d)
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.75%, 7/15/2042	340	324
Keurig Dr Pepper, Inc.
3.80%, 5/1/2050	58	55

		379

Biotechnology — 0.0% (d)
AbbVie, Inc.
3.20%, 11/21/2029	198	196
4.05%, 11/21/2039	300	308
Amgen, Inc.
3.15%, 2/21/2040	96	88
Biogen, Inc.
2.25%, 5/1/2030	27	24
Gilead Sciences, Inc.
1.65%, 10/1/2030	90	79
2.60%, 10/1/2040	52	44
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	88	76

		815

Building Products — 0.0% (d)
Masco Corp.
2.00%, 10/1/2030	38	33

Capital Markets — 0.2%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	62	55
Credit Suisse Group AG (Switzerland)
4.28%, 1/9/2028 (e)	500	499
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (f)	300	278
(SOFR + 1.32%), 2.55%, 1/7/2028 (f)	150	138
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (f)	145	142
4.25%, 10/21/2025	290	298
(SOFR + 0.80%), 1.43%, 3/9/2027 (f)	75	69
Macquarie Group Ltd. (Australia)
(SOFR + 1.53%), 2.87%, 1/14/2033 (e) (f)	150	133
Morgan Stanley
5.00%, 11/24/2025	209	220
3.13%, 7/27/2026	191	189
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	40	37
S&P Global, Inc.
2.70%, 3/1/2029 (e)	69	67
4.25%, 5/1/2029 (e)	70	74
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (e) (f)	200	175

		2,374

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chemicals — 0.0% (d)
DuPont de Nemours, Inc.
5.32%, 11/15/2038	70	80
International Flavors & Fragrances, Inc.
3.47%, 12/1/2050 (e)	31	27
LYB International Finance III LLC
1.25%, 10/1/2025	30	28
RPM International, Inc.
2.95%, 1/15/2032	61	56

		191

Construction & Engineering — 0.0% (d)
Quanta Services, Inc.
2.35%, 1/15/2032	75	65

Consumer Finance — 0.0% (d)
AerCap Ireland Capital DAC (Ireland)
4.63%, 10/15/2027	300	306
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (e)	259	267
2.53%, 11/18/2027 (e)	369	326
Capital One Financial Corp.
3.80%, 1/31/2028	102	102
(SOFR + 1.27%), 2.62%, 11/2/2032 (f)	45	41

		1,042

Containers & Packaging — 0.0% (d)
Graphic Packaging International LLC
1.51%, 4/15/2026 (e)	49	45

Diversified Consumer Services — 0.0% (d)
University of Miami Series
2022, 4.06%, 4/1/2052	20	20

Diversified Financial Services — 0.0% (d)
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (e)	250	254
Shell International Finance BV (Netherlands)
3.13%, 11/7/2049	52	47

		301

Diversified Telecommunication Services — 0.0% (d)
AT&T, Inc.
2.30%, 6/1/2027	128	122
2.75%, 6/1/2031	168	158
3.50%, 6/1/2041	128	118
3.55%, 9/15/2055	76	67
Verizon Communications, Inc.
2.10%, 3/22/2028	30	28
3.15%, 3/22/2030	124	122
2.36%, 3/15/2032 (e)	20	18
2.65%, 11/20/2040	44	37

		670

Electric Utilities — 0.2%
American Electric Power Co., Inc.
2.03%, 3/15/2024	200	198
Duke Energy Progress LLC
2.90%, 8/15/2051	40	35
Duquesne Light Holdings, Inc.
2.78%, 1/7/2032 (e)	20	18
Edison International
5.75%, 6/15/2027	76	81
Emera US Finance LP (Canada)
4.75%, 6/15/2046	52	54
Entergy Louisiana LLC
4.00%, 3/15/2033	40	41
Evergy, Inc.
2.90%, 9/15/2029	96	92
Fells Point Funding Trust
3.05%, 1/31/2027 (e)	115	110
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (e)	44	42
Fortis, Inc. (Canada)
3.06%, 10/4/2026	70	69
Indiana Michigan Power Co.
3.25%, 5/1/2051	55	49
ITC Holdings Corp.
2.95%, 5/14/2030 (e)	30	28
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (e)	44	45
Massachusetts Electric Co.
4.00%, 8/15/2046 (e)	13	12
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (e)	62	49
NRG Energy, Inc.
2.45%, 12/2/2027 (e)	118	109
OGE Energy Corp.
0.70%, 5/26/2023	30	29
Oklahoma Gas and Electric Co.
0.55%, 5/26/2023	35	34
Pacific Gas and Electric Co.
1.37%, 3/10/2023	115	114
1.70%, 11/15/2023	35	34
3.25%, 2/16/2024	100	101
2.95%, 3/1/2026	51	48
3.75%, 8/15/2042 (g)	62	50
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	40	36
Series C, 4.13%, 3/1/2048	30	30
Union Electric Co.
3.90%, 4/1/2052 (h)	43	44

		1,552

Energy Equipment & Services — 0.0% (d)
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (e)	66	67

Entertainment — 0.0% (d)
Activision Blizzard, Inc.
1.35%, 9/15/2030	48	42
Walt Disney Co. (The)
2.65%, 1/13/2031	90	85
3.50%, 5/13/2040	84	82

		209

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Campus Communities Operating Partnership LP
2.25%, 1/15/2029	30	27
American Tower Corp.
1.88%, 10/15/2030	256	217
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	36
2.50%, 8/16/2031	20	18
Corporate Office Properties LP
2.75%, 4/15/2031	54	48
Crown Castle International Corp.
3.10%, 11/15/2029	96	91
CubeSmart LP
2.00%, 2/15/2031	102	89
Digital Realty Trust LP
3.70%, 8/15/2027	90	91
Equinix, Inc.
2.90%, 11/18/2026	70	68
2.00%, 5/15/2028	89	80
Federal Realty Investment Trust
1.25%, 2/15/2026	70	64
Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	88	76
Healthpeak Properties, Inc.
2.13%, 12/1/2028	67	62
Life Storage LP
2.40%, 10/15/2031	60	53
Office Properties Income Trust
2.65%, 6/15/2026	60	55
2.40%, 2/1/2027	75	67
Physicians Realty LP
2.63%, 11/1/2031	25	23
Public Storage
1.95%, 11/9/2028	32	30
Sabra Health Care LP
3.20%, 12/1/2031	45	40
Safehold Operating Partnership LP
2.85%, 1/15/2032	80	70
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026 (e)	158	159
UDR, Inc.
2.10%, 8/1/2032	88	76
WP Carey, Inc.
4.25%, 10/1/2026	26	27
2.40%, 2/1/2031	36	32
2.45%, 2/1/2032	40	36

		1,635

Food & Staples Retailing — 0.0% (d)
7-Eleven, Inc.
0.63%, 2/10/2023 (e)	120	118
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (e)	60	54
3.63%, 5/13/2051 (e)	65	59

		231

Food Products — 0.0% (d)
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	25	23
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	55
4.38%, 6/1/2046	29	29
Smithfield Foods, Inc.
3.00%, 10/15/2030 (e)	118	107

		214

Gas Utilities — 0.0% (d)
Atmos Energy Corp.
0.63%, 3/9/2023	20	20
2.85%, 2/15/2052	45	38
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	40	35

		93

Health Care Equipment & Supplies — 0.0% (d)
Boston Scientific Corp.
4.55%, 3/1/2039	18	19
DH Europe Finance II SARL
3.25%, 11/15/2039	30	29

		48

Health Care Providers & Services — 0.0% (d)
Anthem, Inc.
2.25%, 5/15/2030	100	92
Banner Health
1.90%, 1/1/2031	100	89
Beth Israel Lahey Health, Inc.
Series L, 3.08%, 7/1/2051	25	22
Children’s Hospital of Philadelphia (The)
Series 2020, 2.70%, 7/1/2050	70	58
CommonSpirit Health
2.78%, 10/1/2030	74	69
CVS Health Corp.
2.70%, 8/21/2040	92	78
HCA, Inc.
5.25%, 6/15/2026	224	236
3.50%, 7/15/2051	50	43
Piedmont Healthcare, Inc.
2.86%, 1/1/2052	45	37
Universal Health Services, Inc.
2.65%, 10/15/2030 (e)	45	41

		765

Hotels, Restaurants & Leisure — 0.0% (d)
Starbucks Corp.
3.35%, 3/12/2050	52	47

Household Durables — 0.0% (d)
MDC Holdings, Inc.
3.97%, 8/6/2061	55	42

Independent Power and Renewable Electricity Producers — 0.0% (d)
Alexander Funding Trust
1.84%, 11/15/2023 (e)	198	192
Constellation Energy Generation LLC
3.25%, 6/1/2025	194	193
5.75%, 10/1/2041	40	43

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022  (Unaudited)  (continued)

Investments	Principal Amount ($000)	Value ($000)
Southern Power Co.
5.15%, 9/15/2041	74	79

		507

Industrial Conglomerates — 0.0% (d)
Roper Technologies, Inc.
1.75%, 2/15/2031	47	41

Insurance — 0.0% (d)
Athene Global Funding
2.75%, 6/25/2024 (e)	92	91
Berkshire Hathaway Finance Corp.
3.85%, 3/15/2052	40	41
Brown & Brown, Inc.
2.38%, 3/15/2031	92	81
Corebridge Financial, Inc.
3.65%, 4/5/2027 (e)	35	35
3.85%, 4/5/2029 (e)	30	30
F&G Global Funding
1.75%, 6/30/2026 (e)	40	37
New York Life Insurance Co.
3.75%, 5/15/2050 (e)	106	102
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (e)	40	37
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (e)	96	85

		539

IT Services — 0.0% (d)
CGI, Inc. (Canada)
1.45%, 9/14/2026 (e)	42	39
2.30%, 9/14/2031 (e)	75	65
Global Payments, Inc.
3.20%, 8/15/2029	77	73

		177

Machinery — 0.0% (d)
Otis Worldwide Corp.
3.11%, 2/15/2040	66	58

Media — 0.0% (d)
Charter Communications Operating LLC
2.80%, 4/1/2031	22	20
3.50%, 3/1/2042	35	29
3.70%, 4/1/2051	96	78
Comcast Corp.
3.25%, 11/1/2039	84	80
Discovery Communications LLC
3.63%, 5/15/2030	41	40

		247

Metals & Mining — 0.0% (d)
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (e)	400	400
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (e)	96	86
Steel Dynamics, Inc.
1.65%, 10/15/2027	60	54
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041	40	48

		588

Multiline Retail — 0.0% (d)
Kohl’s Corp.
3.38%, 5/1/2031	74	71
Nordstrom, Inc.
4.25%, 8/1/2031	80	73

		144

Multi-Utilities — 0.0% (d)
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	44	37
CenterPoint Energy, Inc.
1.45%, 6/1/2026	44	41
Consumers Energy Co.
3.25%, 8/15/2046	30	28
Puget Energy, Inc.
2.38%, 6/15/2028	54	49
San Diego Gas & Electric Co.
2.95%, 8/15/2051	70	61
WEC Energy Group, Inc.
1.38%, 10/15/2027	44	40

		256

Oil, Gas & Consumable Fuels — 0.2%
BP Capital Markets America, Inc.
3.63%, 4/6/2030	73	74
2.77%, 11/10/2050	44	37
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	75	79
Diamondback Energy, Inc.
3.25%, 12/1/2026	96	96
Energy Transfer LP
3.90%, 5/15/2024 (g)	181	182
3.90%, 7/15/2026	146	147
4.40%, 3/15/2027	90	92
5.00%, 5/15/2044 (g)	105	103
Exxon Mobil Corp.
3.00%, 8/16/2039	146	135
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (e)	40	37
4.32%, 12/30/2039 (e)	30	28
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (e)	198	191
HollyFrontier Corp.
2.63%, 10/1/2023	22	22
5.88%, 4/1/2026	90	93
MPLX LP
4.50%, 4/15/2038	52	53
NGPL PipeCo LLC
3.25%, 7/15/2031 (e)	40	37
Phillips 66 Partners LP
3.55%, 10/1/2026	44	44
Plains All American Pipeline LP
4.65%, 10/15/2025	132	136
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	102	108
Targa Resources Corp.
4.20%, 2/1/2033 (h)	20	20
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	96	87
TransCanada PipeLines Ltd. (Canada)
4.10%, 4/15/2030	45	46

		1,847

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pharmaceuticals — 0.0% (d)
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	260	219
Royalty Pharma plc
2.15%, 9/2/2031	7	6
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	400	357
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	60	60
Viatris, Inc.
3.85%, 6/22/2040	96	83

		725

Road & Rail — 0.0% (d)
Kansas City Southern
4.70%, 5/1/2048	37	41
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (e)	150	140
Union Pacific Corp.
3.55%, 8/15/2039	70	69

		250

Semiconductors & Semiconductor Equipment — 0.0% (d)
Advanced Micro Devices, Inc.
2.38%, 6/1/2030	127	118
Analog Devices, Inc.
2.80%, 10/1/2041	46	41
Broadcom, Inc.
3.19%, 11/15/2036 (e)	18	16
KLA Corp.
3.30%, 3/1/2050	50	47
Microchip Technology, Inc.
0.98%, 9/1/2024 (e)	75	71
NXP BV (China)
2.50%, 5/11/2031 (e)	70	63
3.25%, 5/11/2041 (e)	75	66

		422

Software — 0.0% (d)
Citrix Systems, Inc.
1.25%, 3/1/2026	12	12
Oracle Corp.
2.30%, 3/25/2028	25	23
2.95%, 4/1/2030	124	114
3.80%, 11/15/2037	124	112
VMware, Inc.
1.40%, 8/15/2026	83	76
4.70%, 5/15/2030	84	89
Workday, Inc.
3.50%, 4/1/2027	53	53

		479

Specialty Retail — 0.0% (d)
Lowe’s Cos., Inc.
1.70%, 10/15/2030	40	35
3.70%, 4/15/2046	102	98
Tractor Supply Co.
1.75%, 11/1/2030	100	86

		219

Technology Hardware, Storage & Peripherals — 0.0% (d)
Apple, Inc.
3.45%, 2/9/2045	100	100
2.70%, 8/5/2051	50	43
Dell International LLC
6.20%, 7/15/2030	246	280

		423

Thrifts & Mortgage Finance — 0.0% (d)
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (e) (f)	250	231

Tobacco — 0.0% (d)
Altria Group, Inc.
2.45%, 2/4/2032	70	61
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	92	82
4.39%, 8/15/2037	55	51
3.73%, 9/25/2040	96	79

		273

Trading Companies & Distributors — 0.0% (d)
Air Lease Corp.
2.88%, 1/15/2026	50	48
1.88%, 8/15/2026	210	194

		242

Wireless Telecommunication Services — 0.0% (d)
Rogers Communications, Inc. (Canada)
4.55%, 3/15/2052 (e)	35	35

TOTAL CORPORATE BONDS (Cost $27,714)		25,090

ASSET-BACKED SECURITIES — 0.8%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (e)	102	101
Series 2021-A, Class B, 1.79%, 4/15/2027 (e)	185	179
ACC Trust
Series 2021-1, Class B, 1.43%, 7/22/2024 (e)	145	144
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (e)	106	100
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (e)	220	219
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 8/15/2046 (e)	170	157

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	132	126
Series 2016-3, Class AA, 3.00%, 10/15/2028	174	162
Series 2021-1, Class B, 3.95%, 7/11/2030	184	165
Series 2019-1, Class AA, 3.15%, 2/15/2032	134	126
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (e)	102	100
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (e)	100	93
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (e)	100	92
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 ‡ (e)	100	90
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (e)	193	186
Series 2021-1A, Class A, 2.16%, 4/15/2036 (e)	145	135
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (e)	200	186
CarNow Auto Receivables Trust
Series 2021-1A, Class A, 0.97%, 10/15/2024 (e)	90	90
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (e)	236	220
CPS Auto Receivables Trust
Series 2021-A, Class B, 0.61%, 2/18/2025 (e)	130	130
Series 2021-A, Class C, 0.83%, 9/15/2026 (e)	450	440
Series 2021-B, Class C, 1.23%, 3/15/2027 (e)	140	136
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A, 0.96%, 2/15/2030 (e)	380	367
Series 2021-3A, Class A, 1.00%, 5/15/2030 (e)	250	241
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A, 1.35%, 2/16/2027 (e)	162	159
Crossroads Asset Trust
Series 2021-A, Class A2, 0.82%, 3/20/2024 (e)	90	89
Series 2021-A, Class B, 1.12%, 6/20/2025 ‡ (e)	155	151
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (e)	265	246
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (e)	99	96
Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (e)	112	108
DT Auto Owner Trust
Series 2021-2A, Class C, 1.10%, 2/16/2027 (e)	270	260
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (e)	183	173
Exeter Automobile Receivables Trust
Series 2021-1A, Class C, 0.74%, 1/15/2026	350	344
Series 2021-2A, Class C, 0.98%, 6/15/2026	140	136
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (e)	288	280
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (e)	260	230
Flagship Credit Auto Trust
Series 2021-1, Class B, 0.68%, 2/16/2027 (e)	75	73
FMC GMSR Issuer Trust
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (e) (i)	150	139
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (e)	13	13
Series 2021-2, Class A, 0.68%, 6/19/2028 (e)	21	21
Series 2021-2, Class B, 1.03%, 6/19/2028 ‡ (e)	175	173
GLS Auto Receivables Trust
Series 2021-2A, Class B, 0.77%, 9/15/2025 (e)	180	176
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (e)	18	18
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (e)	228	209
Series 2021-3, Class D, 3.00%, 1/17/2041 ‡ (e)	154	143
JetBlue Pass-Through Trust
Series 2020-1, Class B, 7.75%, 11/15/2028	82	90
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (e)	210	207
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028 (e)	181	180
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (e)	100	97
Series 2021-B, Class A, 1.11%, 2/15/2029 (e)	249	245
Series 2021-B, Class B, 1.68%, 2/15/2029 (e)	120	113

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LL ABS Trust
Series 2021-1A, Class A, 1.07%, 5/15/2029 (e)	95	93
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (e)	195	178
Marlette Funding Trust
Series 2021-1A, Class A, 0.60%, 6/16/2031 (e)	30	30
Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (e)	170	166
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (e)	235	228
Series 2021-1A, Class B, 2.33%, 3/20/2026 (e)	245	238
Mission Lane Credit Card Master Trust
Series 2021-A, Class A, 1.59%, 9/15/2026 (e)	195	190
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 ‡ (e)	262	246
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (e)	299	287
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (e)	262	248
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (e)	298	282
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (e)	114	111
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (e)	118	115
Series 2021-A, Class B, 1.76%, 3/8/2028 ‡ (e)	370	363
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (e)	425	401
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (e)	404	398
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (e)	304	294
Series 2021-3, Class A, 1.15%, 5/15/2029 (e)	291	285
PRET LLC
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (e) (i)	95	92
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (e) (g)	307	295
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (e) (g)	252	241
Progress Residential Trust
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (e)	205	194
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (e)	453	407
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (e)	185	175
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (e)	334	317
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (e)	144	137
Series 2021-2A, Class B, 1.80%, 9/20/2038 ‡ (e)	89	86
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (e)	188	185
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (e)	180	178
Series 2021-1A, Class C, 1.33%, 9/16/2024 (e)	180	177
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	79	72
Series 2016-2, Class A, 3.10%, 10/7/2028	38	35
Series 2018-1, Class A, 3.70%, 3/1/2030	104	97
United Auto Credit Securitization Trust
Series 2021-1, Class C, 0.84%, 6/10/2026 (e)	155	153
Upstart Securitization Trust
Series 2021-1, Class A, 0.87%, 3/20/2031 (e)	84	83
US Auto Funding
Series 2021-1A, Class B, 1.49%, 3/17/2025 (e)	105	102
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (e) (g)	99	96
Veros Auto Receivables Trust
Series 2021-1, Class A, 0.92%, 10/15/2026 (e)	93	92
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (e) (g)	119	115
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (e) (g)	380	368
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (e) (g)	330	317
VOLT XCIX LLC
Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (e) (g)	257	246

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (e) (g)	222	215
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (e) (g)	247	241
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (e) (g)	310	300
Westlake Automobile Receivables Trust
Series 2021-1A, Class C, 0.95%, 3/16/2026 (e)	315	305

TOTAL ASSET-BACKED SECURITIES (Cost $18,356)		17,628

MORTGAGE-BACKED SECURITIES — 0.8%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	109	110
Pool # QA6772, 3.50%, 1/1/2050	645	652
Pool # RA4224, 3.00%, 11/1/2050	216	211
Pool # QB8503, 2.50%, 2/1/2051	239	228
Pool # QC4789, 3.00%, 7/1/2051	153	150
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	121	125
Pool # FM3118, 3.00%, 5/1/2050	174	172
Pool # BR4318, 3.00%, 1/1/2051	397	389
Pool # BQ8009, 4.00%, 2/1/2051	625	650
Pool # BQ8010, 4.00%, 2/1/2051	653	674
Pool # BU1805, 2.50%, 12/1/2051	283	271
Pool # CB2637, 2.50%, 1/1/2052	252	241
Pool # BU3079, 3.00%, 1/1/2052	115	113
Pool # BV0273, 3.00%, 1/1/2052	125	122
Pool # CB2670, 3.00%, 1/1/2052	184	181
Pool # BV4831, 3.00%, 2/1/2052	95	93
Pool # BV0295, 3.50%, 2/1/2052	269	273
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	118	122
Pool # BL2588, 2.97%, 8/1/2026	290	291
Pool # AM3010, 5.07%, 3/1/2028	109	118
Pool # AM5319, 4.34%, 1/1/2029	96	102
Pool # BS4290, 1.95%, 10/1/2029	500	471
Pool # BL3774, 2.77%, 8/1/2031	100	98
Pool # BL3648, 2.85%, 8/1/2031	100	99
Pool # BL3700, 2.92%, 8/1/2031	100	99
Pool # BS5357, 3.41%, 3/1/2033 (h)	169	173
Pool # BS5511, IO, 3.45%, 8/1/2033 (h)	215	219
Pool # BS5107, 3.22%, 3/1/2037 (h)	130	131
Pool # BF0230, 5.50%, 1/1/2058	293	329
Pool # BF0497, 3.00%, 7/1/2060	162	160
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.00%, 4/25/2052 (h)	2,750	2,690
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	29	30
Pool # 784602, 4.00%, 5/20/2038	106	109
Pool # BS8546, 2.50%, 12/20/2050	330	315
Pool # 785294, 3.50%, 1/20/2051	346	356
Pool # CA8452, 3.00%, 2/20/2051	454	455
Pool # CA9005, 3.00%, 2/20/2051	401	410
Pool # CB1543, 3.00%, 2/20/2051	313	314
Pool # CA3588, 3.50%, 2/20/2051	279	283
Pool # CB1536, 3.50%, 2/20/2051	718	729
Pool # CB1542, 3.00%, 3/20/2051	375	376
Pool # CB4433, 3.00%, 3/20/2051	607	600
Pool # CC0070, 3.00%, 3/20/2051	53	54
Pool # CC8726, 3.00%, 3/20/2051	69	69
Pool # CC8738, 3.00%, 3/20/2051	83	84
Pool # CC8723, 3.50%, 3/20/2051	749	759
Pool # CC0088, 4.00%, 3/20/2051	39	40

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # CC0092, 4.00%, 3/20/2051	41	42
Pool # CC8727, 3.00%, 4/20/2051	108	108
Pool # CC8739, 3.00%, 4/20/2051	302	303
Pool # CC8740, 3.00%, 4/20/2051	280	281
Pool # CC8751, 3.00%, 4/20/2051	62	62
Pool # CE9911, 3.00%, 7/20/2051	163	161
Pool # CE9913, 3.00%, 7/20/2051	89	88
Pool # CE9914, 3.00%, 7/20/2051	89	88
Pool # CE9915, 3.00%, 7/20/2051	178	178
Pool # CA3563, 3.50%, 7/20/2051	306	314
Pool # CE2586, 3.50%, 7/20/2051	336	341
Pool # MA7649, 2.50%, 10/20/2051	385	374
Pool # CK1527, 3.50%, 12/20/2051	214	217
Pool # CJ8184, 3.50%, 1/20/2052	229	237
Pool # CK2716, 3.50%, 2/20/2052	195	199

TOTAL MORTGAGE-BACKED SECURITIES (Cost $18,832)		17,733

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (e) (g)	184	177
Bayview Finance LLC
0.00%, 7/12/2033 ‡	226	226
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (e)	234	217
CFMT LLC
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (e) (i)	416	412
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (e) (i)	215	207
FNMA Trust, Whole Loan
Series 2002-W8, Class A1, 6.50%, 6/25/2042	91	98
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	189	203
Series 2002-T4, Class A1, 6.50%, 12/25/2041	21	23
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	147	150
Series 2018-72, Class VB, 3.50%, 10/25/2031	336	340
Series 2011-41, Class KA, 4.00%, 1/25/2041	12	12
Series 2019-7, Class CA, 3.50%, 11/25/2057	406	412
FNMA, REMIC Trust, Whole Loan
Series 2002-W3, Class A4, 6.50%, 11/25/2041	185	200
GNMA
Series 2015-H16, Class FG, 0.55%, 7/20/2065 (i)	78	77
Series 2021-H14, Class YD, 8.42%, 6/20/2071 (i)	195	234
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (e) (g)	100	96
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (e) (i)	340	327
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (e) (i)	379	368
Series 2021-10, Class A1, 2.49%, 10/25/2026 (e) (g)	92	88
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	234	235
Series 2018-3, Class M55D, 4.00%, 8/25/2057 ‡ (i)	297	303
Series 2018-2, Class M55D, 4.00%, 11/25/2057	378	384
Series 2018-4, Class M55D, 4.00%, 3/25/2058	62	63
Series 2019-2, Class M55D, 4.00%, 8/25/2058	330	335
Series 2019-3, Class M55D, 4.00%, 10/25/2058	316	321
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (e) (i)	405	394
ZH Trust
Series 2021-1, Class A, 2.25%, 2/18/2027 (e)	100	99
Series 2021-2, Class A, 2.35%, 10/17/2027 (e)	225	223

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,469)		6,224

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 1.30%, 12/18/2037 (e) (i)	180	178
Series 2021-FL4, Class AS, 1.57%, 12/18/2037 (e) (i)	115	113
BPR Trust
Series 2021-KEN, Class A, 1.65%, 2/15/2029 (e) (i)	220	218
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 1.90%, 7/25/2041 (e) (i)	181	172
FNMA ACES
Series 2016-M6, Class A1, 2.14%, 5/25/2026	16	16
Series 2017-M15, Class A1, 2.96%, 9/25/2027 (i)	158	159
Series 2018-M10, Class A1, 3.36%, 7/25/2028 (i)	161	164
Series 2019-M21, Class 1A1, 1.95%, 5/25/2029	204	200
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	320	300
Series 2021-M3, Class X1, IO, 1.97%, 11/25/2033 (i)	854	103
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (e) (i)	115	110
Series 2016-K56, Class B, 3.94%, 6/25/2049 (e) (i)	85	85
Series 2016-K722, Class B, 3.89%, 7/25/2049 (e) (i)	45	45
Series 2016-K58, Class B, 3.74%, 9/25/2049 (e) (i)	465	467
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (e)	195	181

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,653)		2,511

FOREIGN GOVERNMENT SECURITIES — 0.0%(d)
United Mexican States (Mexico)
2.66%, 5/24/2031(Cost $399)	400	364

	Shares (000)
SHORT-TERM INVESTMENTS — 3.5%
INVESTMENT COMPANIES — 3.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (j) (Cost $78,992)	78,992	78,992

Total Investments — 101.5% (Cost $1,991,039)		2,266,085
Liabilities in Excess of Other Assets — (1.5)%		(32,994)

Net Assets — 100.0%		2,233,091

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2022.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2022.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.
(j)	The rate shown is the current yield as of March 31, 2022.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	368	06/2022	USD	83,379	6,763

Short Contracts
MSCI Emerging Markets E-Mini Index	(691)	06/2022	USD	(38,872)	(2,976)

					3,787

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$13,370	$4,258	$17,628
Collateralized Mortgage Obligations	—	5,518	706	6,224
Commercial Mortgage-Backed Securities	—	2,511	—	2,511
Corporate Bonds	—	25,090	—	25,090
Exchange-Traded Funds	796,998	—	—	796,998
Foreign Government Securities	—	364	—	364
Investment Companies	1,293,209	—	—	1,293,209
Mortgage-Backed Securities	—	17,733	—	17,733
U.S. Treasury Obligations	—	27,336	—	27,336
Short-Term Investments
Investment Companies	78,992	—	—	78,992

Total Investments in Securities	$2,169,199	$91,922	$4,964	$2,266,085

Appreciation in Other Financial Instruments
Futures Contracts	$6,763	$—	$—	$6,763
Depreciation in Other Financial Instruments
Futures Contracts	(2,976)	—	—	(2,976)

Total Net Appreciation/Depreciation in Other Financial Instruments	$3,787	$—	$—	$3,787

There were no significant transfers into or out of level 3 for the period ended March 31, 2022.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$13,066	$12,654	$(412)	$—	$—	—	$—		$—
JPMorgan BetaBuilders International Equity ETF (a)	519,020	34,261	81,684	(1,120)	(35,018)	435,459	7,839	12,826		—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	104,627	3,582	41,847	6,749	3,939	77,050	724	1,634		—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	105,721	8,130	8,679	570	(5,214)	100,528	1,175	774		—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	71,138	17,607	3,708	— (b)	(6,768)	78,269	1,284	666		—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	311,843	44,432	59,504	(2,638)	(21,080)	273,053	34,476	5,863		2,089
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	23,365	13,282	—	—	(3,872)	32,775	4,785	830		—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	172,471	74,112	21,408	(3,113)	(38,555)	183,507	10,456	4,769		4,562
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	23,390	887	20,770	(3,616)	109	—	—	887		—
JPMorgan Equity Index Fund Class R6 Shares (a)	601,666	179,703	67,479	1,790	26,471	742,151	10,911	6,731		9,463
JPMorgan High Yield Fund Class R6 Shares (a)	40,194	28,569	4,545	(139)	(2,355)	61,724	8,946	1,440		—
JPMorgan High Yield Research Enhanced ETF (a)	55,973	6,628	43,472	(2,495)	(1,352)	15,282	312	1,905		—
JPMorgan Income Fund Class R6 Shares (a)	17,272	422	16,937	(658)	(99)	—	—	450		—
JPMorgan Managed Income Fund Class L Shares (a)	607	—	607	2	(2)	—	—	—	(b)	—
JPMorgan U.S. Aggregate Bond ETF (a)	65,412	52,485	22,768	(818)	(3,901)	90,410	1,790	674		82
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c)	42,915	439,333	403,256	—	—	78,992	78,992	15		—
JPMorgan U.S. Value Factor ETF (a)	120,078	—	121,268	4,451	(3,261)	—	—	390		—

Total	$2,275,692	$916,499	$930,586	$(1,447)	$(90,958)	$2,169,200		$39,854		$16,196

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2022.